UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21502

RMR HOSPITALITY AND REAL ESTATE FUND
(Exact name of registrant as specified in charter)

400 CENTRE STREET NEWTON, MASSACHUSETTS		02458
(Address of principal executive offices)		(Zip code)

Adam D. Portnoy, President RMR Hospitality and Real Estate Fund 400 Centre Street Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Brian D. O’Sullivan State Street Bank and Trust Company 801 Pennsylvania Avenue, Tower II, 4th Floor Kansas City, Missouri 64102

Christina T. Simmons, Esq. State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, Massachusetts 02116

Registrant's telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

RMR Hospitality and Real Estate Fund

Portfolio of Investments  –  September 30, 2008 (unaudited)

Company	Shares	Value
Common Stocks – 117.9%
Real Estate Investment Trusts – 110.0%
Apartments – 8.4%
Apartment Investment & Management Co.	37,601	$1,316,787
Associated Estates Realty Corp.	5,600	72,968
BRE Properties, Inc.	6,000	294,000
Equity Residential	8,000	355,280
Essex Property Trust, Inc.	2,000	236,660
Home Properties, Inc.	7,500	434,625
		2,710,320
Diversified – 19.0%
CapLease, Inc.	41,404	328,334
Colonial Properties Trust	55,900	1,044,771
Cousins Properties, Inc.	14,400	363,312
Franklin Street Properties Corp.	3,000	39,000
iStar Financial, Inc.	6,000	15,600
Lexington Corporate Properties Trust	128,800	2,217,936
Liberty Property Trust	20,000	753,000
Mission West Properties, Inc.	3,000	29,220
National Retail Properties, Inc.	56,850	1,361,557
		6,152,730
Health Care – 25.6%
Care Investment Trust, Inc.	5,600	64,288
HCP, Inc.	16,770	672,980
Health Care REIT, Inc.	61,640	3,281,097
LTC Properties, Inc.	10,000	293,200
Medical Properties Trust, Inc.	39,520	448,552
Nationwide Health Properties, Inc.	86,000	3,094,280
OMEGA Healthcare Investors, Inc.	7,700	151,382
Universal Health Realty Income Trust	7,600	295,640
		8,301,419
Hospitality – 16.0%
Ashford Hospitality Trust, Inc.	140,000	567,000
Entertainment Properties Trust	18,800	1,028,736
FelCor Lodging Trust, Inc.	69,500	497,620
Hersha Hospitality Trust	38,100	283,464
Host Hotels & Resorts, Inc.	44,000	584,760
LaSalle Hotel Properties	31,199	727,561
Strategic Hotels & Resorts, Inc.	12,000	90,600
Sunstone Hotel Investors, Inc.	23,000	310,500
Supertel Hospitality, Inc.	267,130	1,081,876
		5,172,117
Industrial – 12.0%
AMB Property Corp.	1,000	45,300
DCT Industrial Trust, Inc.	16,600	124,334
EastGroup Properties, Inc.	6,000	291,240
First Industrial Realty Trust, Inc.	104,160	2,987,309
ProLogis	11,000	453,970
		3,902,153
Manufactured Homes – 1.6%
Sun Communities, Inc.	26,350	521,994

Mortgage – 0.3%
Gramercy Capital Corp.	14,696	38,063
JER Investors Trust, Inc.	10,000	48,200
		86,263

See notes to portfolio of investments.

Company	Shares	Value
Common Stocks – continued
Real Estate Investment Trusts – continued
Office – 11.5%
Brandywine Realty Trust	49,400	$791,882
Corporate Office Properties Trust	11,500	464,025
Douglas Emmett, Inc.	8,300	191,481
Highwoods Properties, Inc.	40,900	1,454,404
Parkway Properties, Inc.	22,200	840,492
		3,742,284
Retail – 11.6%
Cedar Shopping Centers, Inc.	22,000	290,840
Developers Diversified Realty Corp.	2,000	63,380
Equity One, Inc.	3,000	61,470
Glimcher Realty Trust	27,400	286,056
Pennsylvania Real Estate Investment Trust	44,000	829,400
Ramco-Gershenson Properties Trust	12,000	269,040
Realty Income Corp.	54,200	1,387,520
Simon Property Group, Inc.	3,000	291,000
Tanger Factory Outlet Centers, Inc.	5,000	218,950
Urstadt Biddle Properties, Inc.	2,900	54,375
		3,752,031
Specialty – 2.3%
Getty Realty Corp.	34,000	753,780

Storage – 1.7%
Sovran Self Storage, Inc.	4,100	183,229
U-Store-It Trust	29,100	357,057
		540,286
Total Real Estate Investment Trusts (Cost $39,385,676)		35,635,377

Other – 7.9%
Abingdon Investment, Ltd. (a) (c)	200,000	1,104,000
American Capital, Ltd.	3,500	89,285
Brookfield Properties Corp.	5,000	79,200
DHT Maritime, Inc.	16,000	107,520
Iowa Telecommunication Services, Inc.	20,800	388,544
MCG Capital Corp.	11,000	28,820
Seaspan Corp.	33,400	604,206
Wyndham Worldwide Corp. (b)	11,000	172,810
Total Other (Cost $3,924,354)		2,574,385
Total Common Stocks (Cost $43,310,030)		38,209,762

Preferred Stocks – 46.9%
Real Estate Investment Trusts – 46.3%
Apartments – 1.3%
Apartment Investment & Management Co., Series U	24,000	417,600

Diversified – 2.4%
Digital Realty Trust, Inc., Series A	15,000	281,250
Duke Realty Corp., Series O	4,000	73,960
LBA Realty LLC, Series B	30,000	420,000
		775,210
Health Care – 7.5%
Health Care REIT, Inc., Series F	40,000	850,000
Health Care REIT, Inc., Series G	20,000	760,000
LTC Properties, Inc., Series F	40,000	836,000
		2,446,000

See notes to portfolio of investments.

	Shares or
Company	Principal Amount	Value
Preferred Stocks – continued
Real Estate Investment Trusts – continued
Hospitality – 25.0%
Ashford Hospitality Trust, Series A	46,000	$529,000
Ashford Hospitality Trust, Series D	70,000	770,000
Eagle Hospitality Properties Trust, Inc., Series A (c)	28,000	84,000
FelCor Lodging Trust, Inc., Series C	60,000	660,000
Hersha Hospitality Trust, Series A	52,000	858,000
Host Marriott Corp., Series E	100,000	1,740,000
Innkeepers USA Trust, Series C	27,000	162,000
LaSalle Hotel Properties, Series D	50,000	725,000
LaSalle Hotel Properties, Series E	62,200	1,072,950
LaSalle Hotel Properties, Series G	10,000	136,000
Strategic Hotels & Resorts, Inc., Series A	10,000	122,000
Strategic Hotels & Resorts, Inc., Series C	40,000	500,000
Sunstone Hotel Investors, Inc., Series A	50,000	733,000
		8,091,950
Office – 7.9%
Alexandria Real Estate Equities, Inc., Series C	60,000	1,371,000
SL Green Realty Corp., Series D	70,000	1,198,400
		2,569,400
Retail – 2.2%
Cedar Shopping Centers, Inc., Series A	32,000	704,000
Total Real Estate Investment Trusts (Cost $23,265,491)		15,004,160

Other – 0.6%
Hilltop Holdings, Inc., Series A	9,600	170,400
Total Other (Cost $201,581)		170,400
Total Preferred Stocks (Cost $23,467,072)		15,174,560

Debt Securities – 9.5%
Hospitality – 9.5%
American Real Estate Partners LP, 8.125%, 06/01/2012	$2,000,000	1,700,000
FelCor Lodging LP, 8.50%, 06/01/2011 (d)	1,600,000	1,384,000
Total Debt Securities (Cost $3,620,971)		3,084,000

Other Investment Companies – 8.1%
Alpine Total Dynamic Dividend Fund	69,100	632,956
Cohen & Steers Premium Income Realty Fund, Inc.	16,962	196,420
Cohen & Steers REIT and Preferred Income Fund, Inc.	14,500	188,065
Eaton Vance Enhanced Equity Income Fund II	22,700	317,119
LMP Real Estate Income Fund, Inc.	39,379	452,464
Neuberger Berman Real Estate Securities Income Fund, Inc.	66,952	478,707
The Zweig Total Return Fund, Inc.	94,700	347,549
Total Other Investment Companies (Cost $4,657,275)		2,613,280

Short-Term Investments – 2.2%
Other Investment Companies – 2.2%
Dreyfus Cash Management, Institutional Shares, 2.71% (e) (Cost $723,210)	723,210	723,210
Total Investments – 184.6% (Cost $75,778,558) (f)		59,804,812
Other assets less liabilities – 1.8%		599,516
Preferred Shares, at liquidation preference – (86.4)%		(28,000,000)
Net Assets applicable to common shareholders – 100%		$32,404,328

See notes to portfolio of investments.

Notes to Portfolio of Investments

(a)	Rule 144A securities. Securities restricted for resale to Qualified Institutional Buyers (3.4% of net assets).
(b)	A hospitality company.
(c)	As of September 30, 2008, the Fund held securities fair valued in accordance with policies adopted by the board of trustees aggregating to $1,188,000 and 1.9% of market value.
(d)	Also a Real Estate Investment Trust.
(e)	Rate reflects 7 day yield as of September 30, 2008.
(f)

Although subject to adjustments to the extent 2008 distributions by the issuers of the Fund’s investments are characterized as return of capital, the cost, gross unrealized appreciation and gross unrealized depreciation of the Fund’s investments for federal income tax purposes, as of September 30, 2008, are as follows:

Cost	$75,778,558

Gross unrealized appreciation	$5,095,026
Gross unrealized depreciation	(21,068,772)
Net unrealized depreciation	$(15,973,746)

Reference should be made to the Fund’s financial statements for the year ended December 31, 2007, and six months ended June 30, 2008, for further information concerning the income tax characterization of the Fund’s investment income and distributions.

Fair Value Measurements

The Fund has adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements, or FAS 157, effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized broker quotes, company financial information and other market indicators to value the securities whose prices were not readily available.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted prices	$58,616,812
Level 2 - Other significant observable inputs	84,000
Level 3 – Significant unobservable inputs	1,104,000
Total	$59,804,812

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities Characterized as Level 3
Balance as of 12/31/07	$1,592,000
Accrued discounts/premiums	—
Realized gain/loss and change in unrealized appreciation/depreciation	(488,000)
Net purchases/sales	—
Net transfers in and/or out of Level 3	—
Balance as of 09/30/08	$1,104,000
Net change in unrealized appreciation/depreciation from investments still held as of 09/30/08	$(488,000)

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR HOSPITALITY AND REAL ESTATE FUND

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	November 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	November 28, 2008

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	November 28, 2008